Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Summery of Goodwill

	As of December 31,
	2023	2024
	RMB	RMB
Balance at beginning and end of year	3,124,828	3,124,828